Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings (Accumulated Deficit)	Stockholders’ Equity	Non- Controlling Interest (net of OCI)	Obligation to Issue Shares	Obligation to Issue Shares	Total
Balance at Dec. 31, 2018	$ 397	$ 39,847	$ (699)	$ (18,061)	$ 21,484	$ 3,352			$ 24,836
Balance (in Shares) at Dec. 31, 2018	50,311,278
Shares issued for cash	$ 360	13,197			13,557				13,557
Shares issued for cash (in Shares)	48,420,891
Fair value of investor warrants		(3,514)			(3,514)				(3,514)
Debt conversion	$ 167	5,620			5,787				5,787
Debt conversion (in Shares)	22,603,910
Share issuance costs		(4,429)			(4,429)				(4,429)
Acquisition of non-controlling Interest (“NCI”)		(431)			(431)	(371)			(802)
Share based compensation		333			333				333
Currency translation adjustment			(387)		(387)	(78)			(465)
Net loss for the period				(14,313)	(14,313)	(87)			(14,400)
Balance at Dec. 31, 2019	$ 924	50,623	(1,086)	(32,374)	18,087	2,816			20,903
Balance (in Shares) at Dec. 31, 2019	121,336,079
Settlement of Financing Facility	$ 67	2,437			2,504				2,504
Settlement of Financing Facility (in Shares)	9,330,000
Share issuance costs		(105)			(105)				(105)
Share based compensation		188			188				188
Cumulative translation adjustment			(229)		(229)				(229)
Net loss for the period				(974)	(974)	(1)			(975)
Balance at Mar. 31, 2020	$ 991	53,143	(1,315)	(33,348)	19,471	2,815			22,286
Balance (in Shares) at Mar. 31, 2020	130,666,079
Balance at Dec. 31, 2019	$ 924	50,623	(1,086)	(32,374)	18,087	2,816			20,903
Balance (in Shares) at Dec. 31, 2019	121,336,079
Shares issued for cash	$ 141	2,889			3,030				3,030
Shares issued for cash (in Shares)	18,067,963
Debt conversion	$ 203	2,799			3,002				3,002
Debt conversion (in Shares)	25,546,633
Settlement of Financing Facility	$ 67	2,437			2,504				2,504
Settlement of Financing Facility (in Shares)	9,330,000
Acquisition of NCI	$ 289	2,572			2,861	(2,861)
Acquisition of NCI (in Shares)	38,320,369
Share issuance costs		(652)			(652)				(652)
Share based compensation		616			616				616
Currency translation adjustment			2,452		2,452	60			2,512
Fair value of instrument specific credit risk			9		9				9
Net loss for the period				(5,058)	(5,058)	(15)			(5,073)
Balance at Dec. 31, 2020	$ 1,624	61,284	1,375	(37,432)	26,851				26,851
Balance (in Shares) at Dec. 31, 2020	212,601,044
Balance at Mar. 31, 2020	$ 991	53,143	(1,315)	(33,348)	19,471	2,815			22,286
Balance (in Shares) at Mar. 31, 2020	130,666,079
Debt conversion	$ 95	1,826			1,921				1,921
Debt conversion (in Shares)	12,638,305
Acquisition of NCI	$ 196	1,907			2,103	(2,103)
Acquisition of NCI (in Shares)	25,936,599
Share issuance costs		(79)			(79)				(79)
Share based compensation		204			204				204
Cumulative translation adjustment			311		311	60			371
Fair value of instrument specific credit risk			6		6				6
Net loss for the period				(1,948)	(1,948)	(14)			(1,962)
Balance at Jun. 30, 2020	$ 1,282	57,001	(998)	(35,296)	21,989	758			22,747
Balance (in Shares) at Jun. 30, 2020	169,240,983
Debt conversion	$ 92	1,493			1,585				1,585
Debt conversion (in Shares)	11,669,340
Acquisition of NCI	$ 93	665			758	(758)
Acquisition of NCI (in Shares)	12,383,770
Share issuance costs		(75)			(75)				(75)
Share based compensation		236			236				236
Cumulative translation adjustment			1,130		1,130				1,130
Net loss for the period				(960)	(960)				(960)
Balance at Sep. 30, 2020	$ 1,467	59,320	132	(36,256)	24,663				24,663
Balance (in Shares) at Sep. 30, 2020	193,294,093
Balance at Dec. 31, 2020	$ 1,624	61,284	1,375	(37,432)	26,851				26,851
Balance (in Shares) at Dec. 31, 2020	212,601,044
Debt conversion	$ 215	2,169			2,384				2,384
Debt conversion (in Shares)	26,440,475
Share based compensation		195			195				195
Cumulative translation adjustment			(542)		(542)				(542)
Fair value of instrument specific credit risk			(6)		(6)				(6)
Net loss for the period				(2,965)	(2,965)				(2,965)
Balance at Mar. 31, 2021	$ 1,839	63,648	827	(40,397)	25,917				25,917
Balance (in Shares) at Mar. 31, 2021	239,041,519
Fair value of investor warrants		(5,151)			(5,151)				(5,151)
Debt conversion	$ 40	456			496				496
Debt conversion (in Shares)	4,969,135
Units issued for cash	$ 972	11,153			12,125				12,125
Units issued for cash (in Shares)	121,162,817
Share issuance costs		(2,606)						2,606
Share based compensation		433			433				433
Cumulative translation adjustment			(304)		(304)				(304)
Fair value of instrument specific credit risk			(3)		(3)				(3)
Net loss for the period				(4,693)	(4,693)				(4,693)
Balance at Jun. 30, 2021	$ 2,851	67,933	520	(45,090)	28,820			2,606	28,820
Balance (in Shares) at Jun. 30, 2021	365,173,471
Shares issued for cash on exercise of warrants	$ 114	3,132			3,246				3,246
Shares issued for cash on exercise of warrants (in Shares)	14,505,206
Units issued for share issuance costs	$ 192	2,192						(2,384)
Units issued for share issuance costs (in Shares)	24,112,523
Share issuance costs		(386)			(608)			(222)	(608)
Share based compensation		577			577				577
Cumulative translation adjustment			(939)		(939)				(939)
Net loss for the period				1,672	1,672				1,672
Balance at Sep. 30, 2021	$ 3,157	$ 73,448	$ (419)	$ (43,418)	$ 32,768				$ 32,768
Balance (in Shares) at Sep. 30, 2021	403,791,200